Item 1. Report to Shareholders

T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

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T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

U.S. stocks rose in 2003--the first positive year for the S&P 500 Stock Index since 1999. Small-cap stocks strongly outpaced mid- and large-cap shares. U.S. bonds produced positive returns in 2003, but they were generally subdued relative to recent years. High-yield bonds surged, however, enjoying their best year in a decade. Non-U.S. stocks and bonds strongly outperformed their domestic counterparts, thanks in part to the U.S. dollar's protracted weakness versus major foreign currencies. Stocks and bonds in emerging markets produced superior returns.

Economy and Interest Rates

The U.S. economy improved dramatically in the last six months, growing at an annualized rate of 8.2% in the third quarter of 2003--the fastest rate of growth in two decades, and a considerable improvement over the sluggish pace of previous quarters. The manufacturing and service sectors are again expanding, productivity has continued to increase, and consumer spending remains buoyant, thanks partially to new tax cuts. Business confidence has also improved, as evidenced by increased spending on capital goods. Finally, the labor market has shown signs of rejuvenation. In recent months, weekly jobless claims have been declining, new jobs have been created, and the unemployment rate has fallen from a nine-year high of 6.3% in June to 5.7% in December.

[Graphic Omitted]

Interest Rate Levels
--------------------------------------------------------------------------------

                                                                       Federal
                               10-Year              5-Year               Funds
                              Treasury            Treasury              Target
                                  Note                Note                Rate

12/31/02                          3.81%               2.73%               1.25%

                                  3.96                2.93                1.25

                                  3.69                2.66                1.25

3/03                               3.8                2.71                1.25

                                  3.84                2.75                1.25

                                  3.37                2.29                1.25

6/03                              3.51                2.41                   1

                                  4.41                3.22                   1

                                  4.46                3.46                   1

9/03                              3.94                2.83                   1

                                  4.29                3.24                   1

                                  4.33                3.35                   1

12/31/03                          4.25                3.25                   1


Money market yields, which generally track the federal funds target rate, fell to historic lows following the Federal Reserve's public acknowledgement of deflation concerns in May and a 25-basis-point reduction in the fed funds rate (from 1.25% to 1.00%) on June 25. Despite improving economic prospects, money market rates have remained very low because Fed officials have repeatedly stated that monetary policy can remain accommodative "for a considerable period" due to low inflation. Longer-term interest rates fell to 45-year lows in June, but they rebounded in the second half of 2003 because of the strengthening economy, heavy new supply of Treasury securities, and reduced demand for U.S. government bonds.

Major Index Returns
--------------------------------------------------------------------------------
Period Ended 12/31/03                                           12-Month Return

U.S. Stocks

S&P 500 Stock Index                                                       28.68%

S&P MidCap 400 Index                                                      35.62

Russell 2000 Index                                                        47.25

U.S. Bonds

Lehman Brothers U.S.
Aggregate Index                                                            4.10%

CS First Boston High Yield Index                                          27.94

Non-U.S. Stocks

MSCI EAFE Index                                                           39.17%

MSCI Emerging Markets
Free Index                                                                56.28

Non-U.S. Bonds

J.P. Morgan Non-U.S. Dollar
Government Bond Index                                                     18.63%

J.P. Morgan Emerging Markets
Bond Index Plus                                                           28.82

The Major Index Returns table shows how various domestic and international equity and fixed-income indexes performed over the fund's fiscal year. As you can see, in the U.S., small-cap stocks, as measured by the Russell 2000 Index, produced very strong returns in 2003. Among U.S. bonds, high-yield securities, as measured by the CS First Boston High Yield Index, fared better than high-quality bonds, as measured by the Lehman Brothers U.S. Aggregate Index. Non-U.S. stock and bond markets outperformed U.S. stocks and bonds, with securities in emerging markets generating superior returns.

T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

SPECTRUM GROWTH FUND
--------------------------------------------------------------------------------

As of 12/31/03

Spectrum Growth Fund   $25,470

S&P 500 Stock Index   $28,563

Lipper Multi-Cap Core Funds Index   $25,318


                                                   Lipper
                                                Multi-Cap
                              S&P 500                Core            Spectrum
                                Stock               Funds              Growth
                                Index               Index                Fund

12/93                        $ 10,000            $ 10,000            $ 10,000

12/94                          10,132               9,907              10,140

12/95                          13,940              13,098              13,178

12/96                          17,140              15,780              15,883

12/97                          22,859              19,926              18,646

12/98                          29,392              23,650              21,187

12/99                          35,576              28,561              25,678

12/00                          32,337              27,608              25,651

12/01                          28,493              24,637              23,693

12/02                          22,196              19,281              18,994

12/03                          28,563              25,318              25,470


Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 12/31/03            1 Year           5 Years             10 Years
--------------------------------------------------------------------------------

Spectrum Growth Fund              34.09%              3.75%               9.80%

Lipper Multi-Cap Core
Funds Index                       31.31               1.37                9.73

S&P 500 Stock Index               28.68              -0.57               11.07

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
Certified Annual Report

Spectrum Growth Fund

We are pleased to report that your fund returned 34.09% in 2003. The fund surpassed its benchmarks, the Lipper Multi-Cap Core Funds Index and the S&P 500 Stock Index, as shown in the Performance Comparison chart on the preceding page, because of our exposure to international stocks, which outperformed domestic stocks.

As you know, the fund seeks long-term capital appreciation and growth of income, with current income a secondary objective, by diversifying its assets widely among a set of T. Rowe Price domestic and international equity mutual funds representing specific market segments. The fund seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments.

Portfolio Holdings
--------------------------------------------------------------------------------

                            Percent of          Percent of
                            Net Assets          Net Assets                2003
                              12/31/02            12/31/03             Returns
--------------------------------------------------------------------------------

New Horizons                      20.0%               18.6%               49.31%

International Stock               23.6                16.4                31.28

Equity Income                     13.6                15.5                25.78

Growth Stock                      10.0                12.3                31.23

Blue Chip Growth                   9.2                11.7                29.75

Mid-Cap Value                      8.2                 8.3                39.00

Growth & Income                   12.9                 7.9                28.22

Emerging Markets Stock             0.0                 4.2                52.30

International Growth
& Income                           0.0                 3.0                39.48

New Era                            2.5                 2.1                33.20
--------------------------------------------------------------------------------
Total                              100%                100%

The Portfolio Holdings table shows how the fund's percentage allocations to the underlying funds have changed in 2003 due to market movements as well as changes from the Asset Allocation Committee. This table also highlights the total returns of those funds in 2003. As you can see, our allocations to the New Horizons, International Stock, Growth & Income, and New Era Funds decreased over the last year, while our exposure to Equity Income, Growth Stock, Blue Chip Growth, and Mid-Cap Value Funds increased. In addition, we began investing in Emerging Markets Stock and International Growth & Income in the latter part of the year.

Security Diversification

                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                12/31/02             12/31/03
--------------------------------------------------------------------------------

Large-Cap Stocks                                        44%                  47%

Mid-Cap Stocks                                          17                   18

Small-Cap Stocks                                        10                    6

Foreign Stocks                                          27                   27

Other and Reserves                                       2                    2
--------------------------------------------------------------------------------
Total                                                  100%                 100%

The Security Diversification table shows how the fund's percentage allocations to small-cap, mid-cap, large-cap, and foreign stocks changed in 2003. As you can see, our allocations to large- and mid-cap stocks increased over the last 12 months, while our small-cap exposure declined and our foreign stock exposure remained steady.


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T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

SPECTRUM INCOME FUND
--------------------------------------------------------------------------------

As of 12/31/03

Spectrum Income Fund   $20,851

Lehman Brothers U.S. Aggregate Index   $19,576

Lipper General Bond Funds Average   $18,118


                                Lehman              Lipper
                              Brothers             General
                                  U.S.                Bond            Spectrum
                             Aggregate               Funds              Income
                                 Index             Average                Fund

12/93                         $ 10,000            $ 10,000            $ 10,000

12/94                            9,708               9,634               9,806

12/95                           11,502              11,317              11,710

12/96                           11,919              11,994              12,605

12/97                           13,070              13,174              14,141

12/98                           14,206              14,010              15,071

12/99                           14,089              14,119              15,109

12/00                           15,727              14,940              16,228

12/01                           17,055              15,663              16,974

12/02                           18,804              16,698              18,139

12/03                           19,576              18,118              20,851

Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 12/31/03                  1 Year          5 Years         10 Years
--------------------------------------------------------------------------------
Spectrum Income Fund                    14.96%            6.71%            7.63%

Lipper General Bond Funds Average        6.42             5.14             6.08

Lehman Brothers U.S. Aggregate Index     4.10             6.62             6.95

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
Certified Annual Report

Spectrum Income Fund

We are pleased to report that your fund returned 14.96% in 2003. The fund strongly surpassed its benchmarks, the Lipper General Bond Funds Average and the Lehman Brothers U.S. Aggregate Index, as shown in the Performance Comparison chart on the preceding page, because of our substantial allocations to high-yield bonds, non-U.S. dollar-denominated bonds, and dividend-paying stocks, all of which performed very well in 2003.

As you know, the fund seeks a high level of current income with moderate share price fluctuation by diversifying its assets widely among a set of T. Rowe Price domestic and international fixed-income mutual funds and an income-oriented stock fund. The Spectrum Income Fund seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments.

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                     12/31/02             12/31/03
--------------------------------------------------------------------------------

Price Per Share                            $         10.76      $         11.77

30-Day Standardized
Yield to Maturity                                     4.76%                3.92%

Weighted Average
Maturity (years) *                                     6.8                  7.0

Weighted Average Effective
Duration (years) *                                     4.1                  4.3

Weighted Average Quality **                             A+                   A+

*    Excludes Equity Income Fund.

**   Based on T. Rowe Price research; excludes Equity Income Fund.

Note: Yields will vary and are not guaranteed.

As shown in the Portfolio Characteristics table, the fund's weighted average maturity rose from 6.8 years to 7.0 years during our fiscal year. The portfolio's 30-day standardized yield to maturity declined from 4.76% to 3.92%, but its weighted average quality remained at A+.

Portfolio Holdings

                             Percent of          Percent of
                             Net Assets          Net Assets                 2003
                               12/31/02            12/31/03              Returns
--------------------------------------------------------------------------------

New Income                        25.3%               23.6%                5.62%

High Yield                        22.8                23.0                22.53

International Bond                18.4                16.7                18.77

Equity Income                     13.3                15.6                25.78

GNMA                              12.3                12.3                 2.36

Short-Term Bond                    0.0                 3.1                 3.72

Emerging Markets Bond              3.5                 2.9                26.05

U.S. Treasury Long-Term            4.3                 2.8                 2.10

Summit Cash Reserves               0.0                 0.0                 0.77

Other Assets Less Liabilities      0.1                 0.0                 --
--------------------------------------------------------------------------------
Total                            100.0%              100.0%


The Portfolio Holdings table shows how the fund's percentage allocations to the underlying funds have changed in 2003 due to market movements as well as changes from the Asset Allocation Committee. This table also highlights the total returns of those funds in 2003. As you can see, our allocations to the New Income, International Bond, Emerging Markets Bond, and U.S. Treasury Long-Term Funds decreased over the last year, while our exposure to the High Yield, Equity Income, and Short-Term Bond Funds increased.

T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

SPECTRUM INTERNATIONAL FUND
--------------------------------------------------------------------------------

As of 12/31/03

Spectrum International Fund   $12,617

Combined Index Benchmark*   $12,762

Lipper International Funds Average  $12,927




                                                    Lipper
                              Combined       International            Spectrum
                                 Index               Funds       International
                            Benchmark*             Average                Fund

12/31/96                      $ 10,000            $ 10,000            $ 10,000

12/97                           10,157              10,725              10,242

12/98                           12,229              12,083              11,499

12/99                           15,114              16,654              16,041

12/00                           13,175              14,203              13,681

12/01                           10,610              11,457              10,985

12/02                            9,309               9,873               9,160

12/03                           12,762              12,927              12,617

*90% MSCI EAFE Index/10% J.P. Morgan Non-U.S. Dollar Government Bond Index

Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                       Since
                                                                       Inception
Periods Ended 12/31/03                1 Year          5 Years          12/31/96
--------------------------------------------------------------------------------

Spectrum International Fund           37.73%            1.87%              3.38%

Lipper International Funds Average    34.74             1.28               3.39

Combined Index Benchmark*             37.10             0.86               3.55

* 90% MSCI EAFE Index/10% J.P. Morgan Non-U.S. Dollar Government Bond Index

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
Certified Annual Report

Spectrum International Fund

We are pleased to report that your fund returned 37.73% in 2003. The fund surpassed its benchmarks, the Lipper International Funds Average and the Combined Index Benchmark, as shown in the Performance Comparison chart on the preceding page, because of its exposure to emerging markets and its overweighting of Europe.

As you know, the fund seeks long-term capital appreciation by diversifying its assets widely among a set of T. Rowe Price developed and emerging market equity mutual funds and international bond funds representing specific market segments. The fund seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments.

Portfolio Holdings

                            Percent of           Percent of
                            Net Assets           Net Assets                 2003
                              12/31/02             12/31/03              Returns
--------------------------------------------------------------------------------

International Stock              47.7%                46.0%               31.28%

European Stock                   28.9                 27.1                36.57

Emerging Markets Stock            6.1                  7.1                52.30

Japan                             5.1                  6.5                44.14

New Asia                          4.0                  4.8                53.54

International Discovery           3.9                  4.5                65.29

Emerging Europe &
Mediterranean                     2.1                  2.2                69.22

Emerging Markets Bond             2.2                  1.8                26.05
--------------------------------------------------------------------------------
Total                           100.0%               100.0%

The Portfolio Holdings table shows how the fund's percentage allocations to the underlying funds have changed in 2003 due to market movements as well as changes from the Asset Allocation Committee. This table also highlights the total returns of those funds in 2003. As you can see, our allocations to the International Stock, European Stock, and Emerging Markets Bond Funds decreased over the last year, while our exposure to the Emerging Markets Stock, Japan, New Asia, International Discovery, and Emerging Europe & Mediterranean Funds increased.

[Graphic Omitted]

Geographic Diversification
--------------------------------------------------------------------------------

Europe                                                                       65%

Japan                                                                        15%

Pacific Rim                                                                  11%

Other and Reserves                                                            6%

Latin America                                                                 3%

Based on net assets as of 12/31/03.

The Geographic Diversification pie chart shows how the fund's assets were diversified in different regions of the world as of December 31, 2003. As you can see, 65% of the fund's assets were invested in Europe, 15% in Japan, and 11% in the Pacific Rim. Lesser amounts were invested in other regions and reserves.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your funds' prospectus.

Thank you for your continued support.

Respectfully submitted,



James S. Riepe
Chairman

January 19, 2004

T. Rowe Price Spectrum Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                          Year
                         Ended
                      12/31/03    12/31/02    12/31/01    12/31/00    12/31/99

NET ASSET VALUE

Beginning
of period              $ 11.13     $ 14.07     $ 15.72     $ 17.71     $ 16.45

Investment
activities

  Net investment
  income (loss)           0.09        0.09        0.16        0.13        0.15

  Net realized
  and unrealized
  gain (loss)             3.70       (2.88)      (1.37)      (0.15)       3.19

  Total from
  investment
  activities              3.79       (2.79)      (1.21)      (0.02)       3.34

Distributions

  Net investment
  income                 (0.10)      (0.08)      (0.16)      (0.12)      (0.17)

  Net realized gain      (0.02)      (0.07)      (0.28)      (1.85)      (1.91)

  Total distributions    (0.12)      (0.15)      (0.44)      (1.97)      (2.08)

NET ASSET VALUE

End of period          $ 14.80     $ 11.13     $ 14.07     $ 15.72     $ 17.71
                     ---------------------------------------------------------

Ratios/Supplemental
Data

Total return^            34.09%     (19.83)%     (7.63)%     (0.11)%     21.20%

Ratio of total
expenses to
average net
assets                    0.00%*       0.00%*      0.00%       0.00%      0.00%

Ratio of net
investment income
(loss) to average
net assets                0.75%        0.68%       1.05%       0.70%      0.85%

Portfolio turnover
rate                       2.3%         3.9%        6.1%       11.6%      20.3%

Net assets,
end of period
(in millions)          $  2,236    $   1,739   $   2,373   $   2,889   $  3,031

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. The annualized weighted average expense ratio of the underlying funds was 0.88% for the year ended December 31, 2003 and the year ended December 31, 2002.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                          Year
                         Ended
                      12/31/03    12/31/02    12/31/01    12/31/00    12/31/99

NET ASSET VALUE

Beginning
of period            $   10.76   $   10.60   $   10.77   $   10.71   $   11.50

Investment
activities

  Net investment
  income (loss)           0.51        0.55        0.63        0.62        0.67

  Net realized
  and unrealized
  gain (loss)             1.06        0.16       (0.15)       0.14       (0.64)

  Total from
  investment
  activities              1.57        0.71        0.48        0.76        0.03

Distributions

  Net investment
  income                 (0.50)      (0.55)      (0.55)      (0.70)      (0.69)

  Net realized
  gain                   (0.06)       --         (0.02)       --         (0.13)

  Tax return of
  capital                 --          --         (0.08)       --          --

  Total distributions    (0.56)      (0.55)      (0.65)      (0.70)      (0.82)

NET ASSET VALUE

End of period        $   11.77   $   10.76   $   10.60   $   10.77   $   10.71
                     ---------------------------------------------------------

Ratios/Supplemental
Data

Total return^            14.96%       6.86%       4.59%       7.40%       0.26%

Ratio of total
expenses to
average net assets        0.00%*      0.00%*      0.00%       0.00%       0.00%

Ratio of net
investment
income (loss)
to average
net assets                4.47%       5.17%       5.91%       6.03%       5.95%

Portfolio turnover
rate                       4.0%       14.1%       22.7%       19.3%       18.6%

Net assets,
end of period
(in millions)        $    3,552  $    2,713  $    2,465  $    2,471  $    2,548

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. The annualized weighted average expense ratio of the underlying funds was 0.78% for the year ended December 31, 2003 and 0.80% for the year ended December 31, 2002.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                          Year
                         Ended
                      12/31/03    12/31/02    12/31/01    12/31/00    12/31/99

NET ASSET VALUE

Beginning of
period               $    6.40   $    7.76   $   10.08   $   13.53   $   10.56

Investment activities

  Net investment
  income (loss)           0.09        0.07        0.18        0.12        0.12

  Net realized and
  unrealized gain
  (loss)                  2.32       (1.36)      (2.17)      (2.10)       3.95

  Total from
  investment
  activities              2.41       (1.29)      (1.99)      (1.98)       4.07

Distributions

  Net investment
  income                 (0.10)      (0.07)      (0.18)      (0.12)      (0.13)

  Net realized
  gain                   (0.01)       --         (0.15)      (1.35)      (0.97)

  Total distributions    (0.11)      (0.07)      (0.33)      (1.47)      (1.10)

NET ASSET VALUE

End of period        $    8.70   $    6.40   $    7.76   $   10.08   $   13.53
                     ---------------------------------------------------------

Ratios/Supplemental
Data

Total return^            37.73%    (16.61)%    (19.71)%    (14.71)%      39.49%

Ratio of total
expenses to
average net
assets                    0.00%*      0.00%*      0.00%       0.00%       0.00%

Ratio of net
investment
income (loss)
to average
net assets                1.36%       1.01%       2.06%       0.94%       1.14%

Portfolio turnover
rate                      47.1%       94.4%       30.6%       42.5%       20.1%

Net assets,
end of period
(in thousands)       $   79,477   $  52,652   $  64,153   $  81,843   $  82,846

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. The annualized weighted average expense ratio of the underlying funds was 1.10% for the year ended December 31, 2003 and 1.12% for the year ended December 31, 2002.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

                                  Percent of
Portfolio of Investments          Net Assets        Shares                Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

T. Rowe Price
New Horizons Fund*                18.6%         16,774,453              416,006

T. Rowe Price
International Stock Fund          16.4          31,992,981              367,599

T. Rowe Price
Equity Income Fund                15.5          14,332,045              346,262

T. Rowe Price
Growth Stock Fund                 12.3          11,261,238              273,986

T. Rowe Price
Blue Chip Growth Fund             11.7           9,205,754              261,904

T. Rowe Price
Mid-Cap Value Fund                 8.3           9,121,621              185,534

T. Rowe Price
Growth & Income Fund               7.9           8,077,382              175,441

T. Rowe Price
Emerging Markets Stock Fund        4.2           6,043,273               93,489

T. Rowe Price International
Growth & Income Fund               3.0           6,600,551               67,854

T. Rowe Price New Era Fund         2.1           1,741,071               47,392

Total Investments in Securities

  100.0% of Net Assets
  (Cost $1,802,818)                                             $     2,235,467
                                                                ---------------

*    Non-income producing

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $1,802,818)      $          2,235,467

Other assets                                                              3,095

Total assets                                                          2,238,562

Liabilities

Total liabilities                                                         3,052

NET ASSETS                                                 $          2,235,510
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                374

Undistributed net realized gain (loss)                                 (145,331)

Net unrealized gain (loss)                                              432,649

Paid-in-capital applicable to 151,031,080 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                    1,947,818

NET ASSETS                                                 $          2,235,510
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              14.80
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

                                 Percent of
Portfolio of Investments         Net Assets         Shares                Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

T. Rowe Price
New Income Fund                   23.6%         92,616,245              838,177

T. Rowe Price High Yield Fund     23.0         115,722,538              817,001

T. Rowe Price
International Bond Fund           16.7          58,037,979              594,889

T. Rowe Price
Equity Income Fund                15.6          22,968,057              554,908

T. Rowe Price GNMA Fund           12.3          44,861,935              436,507

T. Rowe Price
Short-Term Bond Fund               3.1          22,787,297              109,835

T. Rowe Price
Emerging Markets Bond Fund         2.9           8,258,539              101,580

T. Rowe Price
U.S. Treasury Long-Term Fund       2.8           8,505,607               99,856

Total Investments in Securities

100.0% of Net Assets (Cost $3,354,545)                               $3,552,753
                                                                     ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $3,354,545)      $          3,552,753

Other assets                                                             13,942

Total assets                                                          3,566,695

Liabilities

Total liabilities                                                        14,688

NET ASSETS                                                 $          3,552,007
                                                           --------------------

Net Assets Consist of:

Undistributed net realized gain (loss)                     $              4,236

Net unrealized gain (loss)                                              198,208

Paid-in-capital applicable to 301,880,073 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                    3,349,563

NET ASSETS                                                 $          3,552,007
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              11.77
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003



                                 Percent of
Portfolio of Investments         Net Assets         Shares                Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

T. Rowe Price
International Stock Fund         46.0%           3,181,742               36,558

T. Rowe Price
European Stock Fund              27.1            1,244,865               21,586

T. Rowe Price
Emerging Markets Stock Fund       7.1              362,570                5,609

T. Rowe Price Japan Fund *        6.5              708,735                5,131

T. Rowe Price New Asia Fund       4.8              447,950                3,812

T. Rowe Price
International Discovery Fund      4.5              136,731                3,610

T. Rowe Price Emerging
Europe & Mediterranean Fund       2.2              142,228                1,740

T. Rowe Price
Emerging Markets Bond Fund        1.8              116,187                1,429

Total Investments in Securities

100.0% of Net Assets (Cost $91,266)                                     $79,475
                                                                        -------

*    Non-income producing

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $91,266)         $             79,475

Other assets                                                                105

Total assets                                                             79,580

Liabilities

Total liabilities                                                           103

NET ASSETS                                                 $             79,477
                                                           --------------------

Net Assets Consist of:

Undistributed net realized gain (loss)                     $             (4,833)

Net unrealized gain (loss)                                              (11,791)

Paid-in-capital applicable to 9,137,094 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       96,101

NET ASSETS                                                 $             79,477
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               8.70
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)                            Growth          Income        International
                                      Fund            Fund                 Fund

                                      Year            Year                 Year
                                     Ended           Ended                Ended
                                  12/31/03        12/31/03             12/31/03

Investment Income

 Income distributions from
 underlying funds                  $14,294         $139,767                $820

Realized and Unrealized Gain
(Loss)

Net realized gain (loss)

 Sale of underlying funds          (95,673)          (1,080)             (1,423)

 Capital gain distributions
 from underlying funds               8,029           36,309                 130

 Net realized gain (loss)          (87,644)          35,229              (1,293)

Change in net unrealized
gain (loss)                        652,263          262,849              21,510

Net realized and unrealized
gain (loss)                        564,619          298,078              20,217

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS            $578,913         $437,845             $21,037
                                  ---------------------------------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                      Year
                                                     Ended
                                                  12/31/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income                    $        14,294      $        13,695

  Net realized gain (loss)                         (87,644)             (54,142)

  Change in net unrealized gain (loss)             652,263             (416,799)

  Increase (decrease) in net assets
  from operations                                  578,913             (457,246)

Distributions to shareholders

  Net investment income                            (15,230)             (12,385)

  Net realized gain                                 (3,047)             (10,837)

  Decrease in net assets from distributions        (18,277)             (23,222)

Capital share transactions *

  Shares sold                                      233,024              219,126

  Distributions reinvested                          17,823               22,708

  Shares redeemed                                 (314,892)            (395,484)

  Increase (decrease) in net assets from capital
  share transactions                               (64,045)            (153,650)

Net Assets

Increase (decrease) during period                  496,591             (634,118)

Beginning of period                              1,738,919            2,373,037

End of period                              $     2,235,510      $     1,738,919
                                           -------------------------------------

*Share information

  Shares sold                                       18,699               17,322

  Distributions reinvested                           1,252                2,040

  Shares redeemed                                  (25,226)             (31,754)

  Increase (decrease) in shares outstanding         (5,275)             (12,392)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                      Year
                                                     Ended
                                                  12/31/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income                    $       139,767      $       134,384

  Net realized gain (loss)                          35,229               (1,451)

  Change in net unrealized gain (loss)             262,849               43,007

  Increase (decrease) in net assets
  from operations                                  437,845              175,940

Distributions to shareholders

  Net investment income                           (139,767)            (134,384)

  Net realized gain                                (17,825)                --

  Decrease in net assets from distributions       (157,592)            (134,384)

Capital share transactions *

  Shares sold                                    1,071,950              764,670

  Distributions reinvested                         147,592              124,519

  Shares redeemed                                 (660,550)            (682,723)

  Increase (decrease) in net assets
  from capital share transactions                  558,992              206,466

Net Assets

Increase (decrease) during period                  839,245              248,022

Beginning of period                              2,712,762            2,464,740

End of period                              $     3,552,007      $     2,712,762
                                           -------------------------------------

*Share information

  Shares sold                                       95,505               72,313

  Distributions reinvested                          13,042               11,751

  Shares redeemed                                  (58,719)             (64,526)

  Increase (decrease) in shares outstanding         49,828               19,538

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                      Year
                                                     Ended
                                                  12/31/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income                    $           820      $           594

  Net realized gain (loss)                          (1,293)              (2,018)

  Change in net unrealized gain (loss)              21,510               (8,407)

  Increase (decrease) in net assets
  from operations                                   21,037               (9,831)

Distributions to shareholders

  Net investment income                               (893)                (568)

  Net realized gain                                    (89)                --

  Decrease in net assets from distributions           (982)                (568)

Capital share transactions *

  Shares sold                                       58,336               89,618

  Distributions reinvested                             939                  547

  Shares redeemed                                  (52,505)             (91,267)

  Increase (decrease) in net assets from capital
  share transactions                                 6,770               (1,102)

Net Assets

Increase (decrease) during period                   26,825              (11,501)

Beginning of period                                 52,652               64,153

End of period                              $        79,477      $        52,652
                                           -------------------------------------

*Share information

  Shares sold                                        8,494               12,385

  Distributions reinvested                             113                   87

  Shares redeemed                                   (7,692)             (12,522)

  Increase (decrease) in shares outstanding            915                  (50)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

T. Rowe Price Spectrum Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively, the Spectrum Funds) are three portfolios established by the corporation. Spectrum Growth and Spectrum Income commenced operations on June 29, 1990, and Spectrum International commenced operations on December 31, 1996.

Each Spectrum Fund diversifies its assets within set limits among specific underlying T. Rowe Price funds (underlying Price funds). Spectrum Growth seeks long-term capital appreciation and growth of income, with current income a secondary objective. Spectrum Income seeks a high level of current income with moderate share price fluctuation. Spectrum International seeks long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds' Board of Directors.

Other
Income is recorded on the accrual basis. Income and capital gain distributions from the underlying Price funds and distributions to the Spectrum Funds' shareholders are recorded on the ex-dividend date. Purchases and sales of the underlying Price funds are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. In the normal course of business, the fund enters into contracts that provide general indemnifications. Each fund's maximum exposure under these arrangements is dependent on claims that may be made against each fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price funds for the year ended December 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                Spectrum          Spectrum             Spectrum
                                  Growth            Income        International

Purchases                    $44,052,000      $532,727,000          $34,151,000

Sales                        118,183,000       124,098,000           28,359,000

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 were characterized as follows for tax purposes:
--------------------------------------------------------------------------------
                                Spectrum          Spectrum             Spectrum
                                  Growth            Income        International

Ordinary income              $18,277,000      $154,621,000             $982,000

Long-term capital gain                --         2,971,000                   --

Total distributions          $18,277,000      $157,592,000            $ 982,000
                             --------------------------------------------------

At December 31, 2003, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------
                                Spectrum          Spectrum             Spectrum
                                  Growth            Income        International

Unrealized appreciation     $439,838,000      $250,652,000           $1,773,000

Unrealized depreciation      (13,511,000)      (52,444,000)         (13,564,000)

Net unrealized appreciation
(depreciation)               426,327,000       198,208,000          (11,791,000)

Undistributed ordinary
income                           519,000         4,236,000               10,000

Capital loss carryforwards  (139,154,000)               --           (4,843,000)

Paid-in capital            1,947,818,000     3,349,563,000           96,101,000

Net assets                $2,235,510,000    $3,552,007,000          $79,477,000
                          -----------------------------------------------------

Pursuant to federal income tax regulations applicable to investment companies, Spectrum Growth has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. Consequently, $6,322,000 of realized losses reflected in the Spectrum Growth's accompanying financial statements will not be recognized for tax purposes until 2004. Each fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, Spectrum Growth utilized no capital loss carryforwards and, as of December 31, 2003, had $48,512,000 of capital loss carryforwards that expire in 2010 and $90,642,000 that expire in 2011. In 2003, Spectrum Income utilized $448,000 of capital loss carryforwards and, as of December 31, 2003, had no capital loss carryforwards. As of December 31, 2003, Spectrum Income had $1,122,000 in capital loss carryforwards that expire in 2009, $1,841,000 that expire in 2010, and $1,880,000 that expire in 2011.

For the year ended December 31, 2003, Spectrum Income and Spectrum International recorded the following permanent reclassifications to reflect tax character. Reclassifications between income and gain relate primarily to the character of distributions from the underlying funds for Spectrum Income and Spectrum International. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
                                                  Spectrum             Spectrum
                                                    Income        International

Undistributed net investment income        $    11,365,000      $        41,000

Undistributed net realized gain                (11,365,000)             (41,000)

At December 31, 2003, the cost of investments for federal income tax purposes was $1,809,140,000 for Spectrum Growth, $3,354,545,000 for Spectrum Income, and $91,266,000 for Spectrum International.

NOTE 4 - RELATED PARTIES

T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of
T. Rowe Price Group, Inc., is the investment manager for Spectrum Growth and Spectrum Income, and also serves as manager for the domestic underlying Price funds. T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, is the investment manager for Spectrum International and also serves as manager for the international underlying Price funds. Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative, transfer and dividend disbursing, accounting, marketing, and certain other services to the Spectrum Funds. Certain officers and directors of the Spectrum Funds are also officers and directors of Price Associates and its subsidiaries, and the underlying Price funds.

The Spectrum Funds pay no management fees; however, Price Associates and Price International receive management fees from the underlying Price funds. The Spectrum Funds recognize no expenses, pursuant to the investment management and special servicing agreements between and among the corporation, the underlying Price funds, Price Associates, and, in the case of Spectrum International, Price International. Pursuant to these agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Therefore, each Spectrum Fund operates at a zero expense ratio. However, each Spectrum Fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the Spectrum Funds may represent a significant portion of an underlying Price fund's net assets. At December 31, 2003, Spectrum International Fund held less than 25% of the outstanding shares of any underlying Price fund; Spectrum Growth Fund held approximately 43.5% of the outstanding shares of the International Growth & Income Fund, and Spectrum Income Fund held approximately 43.9% of the outstanding shares of the International Bond Fund, 40.3% of the Emerging Markets Bond Fund, 36.5% of the New Income Fund, 33.1% of the GNMA Fund, and 40.7% of the U.S. Treasury Long-Term Fund.

Additionally, Spectrum Income is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. Shareholder servicing costs associated with each college savings plan are allocated to Spectrum Income in proportion to the average daily value of its shares owned by the college savings plan and, in turn, are borne by the underlying Price funds in accordance with the terms of the investment management and special servicing agreements. At December 31, 2003, approximately 7.2% of the outstanding shares of Spectrum Income were held by the college savings plans.

T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Spectrum Fund, Inc. and Shareholders of Spectrum Growth Fund, Spectrum Income Fund and
Spectrum International Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spectrum Growth Fund, Spectrum Income Fund and Spectrum International Fund (comprising T. Rowe Price Spectrum Fund, Inc., hereafter referred to as the "Funds") at December 31, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the transfer agent, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The funds' distributions included capital gain amounts as follows:

                                                                       Spectrum
                                  Spectrum        Spectrum        International
                               Growth Fund     Income Fund                 Fund

Short-term gains                $3,046,000     $25,319,000             $131,000

Total long-term gains
 20% rate gains                        --       $3,872,000                  --

For taxable non-corporate shareholders, income and short-term capital gains represent qualified dividend income subject to the 15% rate category as follows:

                                                                       Spectrum
                                  Spectrum        Spectrum        International
                               Growth Fund     Income Fund                 Fund

                               $16,764,000     $11,656,000             $863,000

For corporate shareholders, income and short-term capital gains qualified for the dividends-received deduction as follows:

                                                                       Spectrum
                                  Spectrum        Spectrum        International
                               Growth Fund     Income Fund                 Fund

                               $10,741,000     $11,961,000                   --

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Spectrum Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the funds' Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
Certified Annual Report

About the Funds' Directors and Officers
--------------------------------------------------------------------------------

Your funds are governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the funds' directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the funds' officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the funds' directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and
Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
2001

Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
1999

Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
1999

Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(9/21/43)
2003

Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver
(8/22/34)
2001

President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
2001

Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos**
(8/2/33)
1999

Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes**
(6/23/33)
1999

Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Directors effective December 31, 2003.

T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

James A.C. Kennedy, CFA
(8/15/53)
2001
[39]

Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James S. Riepe
(6/25/43)
1990
[107]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Spectrum Funds

M. David Testa, CFA, CIC
(4/22/44)
1999
[107]

Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and
T. Rowe Price Global Investment Services Limited; Director and Vice President,
T. Rowe Price Trust Company; Vice President, Spectrum Funds

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Stephen W. Boesel (12/28/44)
Executive Vice President, Spectrum Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Stephen V. Booth (6/21/61)
Vice President, Spectrum Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (12/30/60)
Treasurer, Spectrum Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or
T. Rowe Price International for at least five years.

T. Rowe Price Spectrum Funds
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Roger L. Fiery III, CPA (2/10/59)
Vice President, Spectrum Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

John R. Ford, CFA (11/25/57)
Vice President, Spectrum Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, Chief Investment Officer, and Vice President, T. Rowe Price International, Inc.

Gregory S. Golczewski (1/15/66)
Vice President, Spectrum Funds

Vice President, T. Rowe Price

Henry H. Hopkins (12/23/42)
Vice President, Spectrum Funds

Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

John H. Laporte, CFA (7/26/45)
Vice President, Spectrum Funds

Vice President, T. Rowe Price; Vice President and Director, T. Rowe Price Group, Inc.

Patricia B. Lippert (1/12/53)
Secretary, Spectrum Funds

Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

George A. Murnaghan (5/1/56)
Vice President, Spectrum Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Edmund M. Notzon III, PhD, CFA (10/1/45)
President, Spectrum Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

William T. Reynolds, CFA, CIC (5/26/48)
Vice President, Spectrum Funds

Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Brian C. Rogers, CFA, CIC (6/27/55)
Vice President, Spectrum Funds

Director and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price and T. Rowe Price Trust Company

David J.L. Warren (4/14/57)
Vice President, Spectrum Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Executive Officer, Director, and President, T. Rowe Price International, Inc.; Director,
T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $17,539               $15,689
     Audit-Related Fees                       1,050                    --
     Tax Fees                                 4,555                 3,799
     All Other Fees                             371                   522

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004